Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Net Income (Loss) Per Share
Net Income (Loss) Per Share

5. Net Income (Loss) Per Share

Basic and diluted net income (loss) per share is calculated as follows:

(In thousands, except share and per	Three months ended June 30		Six months ended June 30
share numbers)	2011	2010	2011	2010
Numerator:
Net loss	$(17,588)	$(2,683)	$(22,597)	$(5,791)
Extinguishment of preferred stock	60,937	—	60,937	—
Accretion of preferred stock dividends	(2,719)	(2,716)	(5,595)	(5,379)
Earnings attributable to participating preferred stockholders	(39,229)	—	(31,732)	—
Earnings (loss) attributable to common stockholders - basic	1,401	(5,399)	1,013	(11,170)
Effect of dilutive convertible preferred stock	—	—	—	—
Earnings (loss) attributable to common stockholders - diluted	$1,401	$(5,399)	$1,013	$(11,170)

Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	484,237	320,424	403,967	320,424
Effect of dilutive options to purchase common stock	409,113	—	261,193	—
Effect of dilutive convertible preferred stock	2,281,998	—	3,125,753	—
Weighted-average number of common shares used in earnings (loss) per share - diluted	3,175,348	320,424	3,790,913	320,424

Earnings (loss) per share - basic	$2.89	$(16.85)	$2.51	$(34.86)
Effect of dilutive options to purchase common stock	(1.33)	—	(0.98)	—
Effect of dilutive convertible preferred stock	(1.13)	—	(1.25)	—
Earnings (loss) per share - diluted	$0.44	$(16.85)	$0.27	$(34.86)

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Convertible preferred stock	13,557,238	11,808,290	9,267,677	11,808,290
Options to purchase common stock	—	1,216,718	418,215	1,216,718
Warrants	4,154	266	4,154	266

3. Net Loss Per Share

        Basic and diluted net loss per share is calculated as follows:

	Year Ended December 31,
	2009	2010
Numerator:
Net loss	$(15,089)	$	$(14,630)
Accretion of preferred stock	(11,405)		(12,143)

Net loss attributable to common stockholders	$(26,494)		$(26,773)
Denominator:
Weighted-average number of common shares used in net loss per share-basic diluted	320		321

Net loss per share applicable to common stockholders basic and diluted	$(82.68)		$(83.42)

        The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Year Ended December 31
	2009	2010
Convertible preferred stock	11,808	11,808
Options to purchase common stock	1,217	1,462
Warrants	1	1